14. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
12.	SUBSEQUENT EVENTS

Subsequent to March 31, 2019, the Company sold 407,500 shares for gross proceeds of $1,304,000.

Subsequent to March 31, 2019, the Company issued 5,000 shares for services.

Subsequent to March 31, 2019, the Company issued 2,000 shares for the settlement of debt.

Subsequent to March 31, 2019, the Company made the final payment due per the asset purchase agreement with Photo File, Inc. dated October 11, 2018.

Effective as of June 6, 2019 FINRA approved the effectiveness of a 1-for-40 reverse stock split of the Company’s common stock.

Unless otherwise noted, impacted amounts and share information included in the financial statements and notes thereto, have been retroactively adjusted for the Reverse Stock Split as if such Reverse Stock Split occurred on the first day of the first period presented.

14.	SUBSEQUENT EVENTS

Subsequent to December 31, 2018, the Company issued additional convertible notes to accredited investors totaling to $651,050. The notes mature on April 30, 2019, bear interest at the rate of 10% per annum, and are convertible along with accrued interest at $4.00 per share at the option of the note holders. In connection with the private placement, the Company paid a consultant fees of $84,106.

On February 22, 2019, the Company entered into an asset purchase agreement to purchase various images, prints, slides, negatives, and transparencies for $100,000. Additionally, the Company assumed the lease where the assets are located at a cost of approx. $10,500 per year and agreed to pay a 10% royalty on all reproduction print sold.

On February 19, 2019 the Company extended the operating lease agreement for the lease originally entered into September 6, 2012 for an additional 24 months.

Effective as of June 6, 2019 FINRA approved the effectiveness of a 1-for-40 reverse stock split of the Company’s common stock.

Unless otherwise noted, impacted amounts and share information included in the financial statements and notes thereto, have been retroactively adjusted for the Reverse Stock Split as if such Reverse Stock Split occurred on the first day of the first period presented.